Results of Operations - Summary of Revenues (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Out-licensing revenue	€ 0
Other revenue	44	0
Total Revenue	€ 44	€ 0